Annual Total Returns- Vanguard Emerging Markets Government Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	2014	2015	2016	2017	2018	2019	2020
Total	5.13%	1.62%	9.83%	8.45%	(2.77%)	14.00%	5.81%